Earnings Per Share - Calculation of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Basic earnings per share
Profit for the year attributable to shareholders of the Parent	€ 156,920	€ 42,318		€ 185,035
Weighted average number of ordinary shares outstanding	679,668,551	679,756,294		679,805,142
Basic earnings per share (Euros per share)	€ 0.23	€ 0.06	[1]	€ 0.27	[1]
Previously stated
Basic earnings per share
Basic earnings per share (Euros per share)		€ 0.09		€ 0.31

[1]	Restated figures (Note 2.d)